Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Aug. 25, 2015
Document Effective Date	Aug. 31, 2015
Prospectus Date	Aug. 31, 2015
Akre Focus Fund | Supra Institutional Class
Prospectus:
Trading Symbol	AKRSX